Transactions with Affiliates and Container Investors	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors
(4)
Transactions with Affiliates and Container Investors

Due from affiliates, net of $3,130 and $2,758, as of September 30, 2023 and December 31, 2022, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees. See Note 3 “Managed Fleet” for further detail on management fees earned from the Company’s managed fleet.

There were no due to affiliated Container Investors as of September 30, 2023 and December 31, 2022. The following table provides a summary of due to container investors, net at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Accounts receivable, net - managed fleet	$6,795	$7,348
Prepaid expenses and other current assets - managed fleet	414	89
Accounts payable and accrued expenses - managed fleet	(847)	(1,292)
	6,362	6,145
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	7,556	9,987
Due to container investors, net	$13,918	$16,132